EQUITY METHOD INVESTMENTS - Financial Information (Details) $ in Thousands			12 Months Ended
	Mar. 25, 2015 shares	Mar. 25, 2015 Rate	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Net Income (Loss) Attributable to Parent			$ 117,010	$ 154,624	$ 149,469
Shares received in transaction | shares	1
Operating Income (Loss)			$ 177,481	$ 287,218	120,712
Avance Gas [Member]
Schedule of Equity Method Investments [Line Items]
Net Income (Loss) Attributable to Parent					81,800
Revenue, Net					$ 180,400
Shares received in transaction | shares	1
Shares received in transaction	60.74	60.74
Ownership percentage					11.62%	22.89%
Operating Income (Loss)					$ 88,200